UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number: 3235-0456
Washington, D.C. 20549	Expires: May 31, 2021
Estimated average burden
hours per response. . . . . .2

FORM 24F-2

Annual Notice of  Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.  Please print or type.

1.	Name and address of issuer:
VICTORY PORTFOLIOS
4900 Tiedeman Road, 4th Floor
Brooklyn, Ohio 44144

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
☐
VICTORY INCORE INVESTMENT QUALITY BOND FUND
VICTORY INCORE LOW DURATION BOND FUND
VICTORY HIGH YIELD FUND
VICTORY TAX-EXEMPT FUND
VICTORY HIGH INCOME MUNICIPAL BOND FUND
VICTORY FLOATING RATE FUND
VICTORY STRATEGIC INCOME FUND
VICTORY RS SMALL CAP GROWTH FUND
VICTORY RS SELECT GROWTH FUND
VICTORY RS MID CAP GROWTH FUND
VICTORY RS GROWTH FUND
VICTORY RS SCIENCE AND TECHNOLOGY FUND
VICTORY RS SMALL CAP EQUITY FUND
VICTORY RS INTERNATIONAL FUND
VICTORY RS GLOBAL FUND
VICTORY SOPHUS EMERGING MARKETS FUND
VICTORY SOPHUS EMERGING MARKETS SMALL CAP FUND
VICTORY RS PARTNERS FUND
VICTORY RS VALUE FUND
VICTORY RS LARGE CAP ALPHA FUND
VICTORY RS INVESTORS FUND
VICTORY GLOBAL NATURAL RESOURCES FUND

3.	Investment Company Act File Number:	811-04852

	Securities Act File Number:	033-08982

4(a). Last day of fiscal year for which this Form is filed:

December 31, 2020

4(b). ☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). ☐ Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal
year pursuant to section 24(f):		$2,625,635,552

(ii) Aggregate price of securities redeemed or repurchased
during the fiscal year:	$2,431,919,234

(iii) Aggregate price of securities redeemed or repurchased
during any prior fiscal year ending no earlier than
October 11, 1995 that were not previously used to reduce
registration fees payable to the Commission:	$7,886,384,880

(iv) Total available redemption credits [Add items 5(ii) and 5(iii)]:	-	$10,318,304,114

(v) Net Sales - If Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i) ]:		$0

(vi) Redemption credits available for use in future years - if Item 5(i)	($7,692,668,562)
is less than Item 5 (iv) [ subtract Item 5(iv) from Item 5(i)]:

(vii) Multiplier for determining registration fee (See Instruction C.9):		0.0001091

(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)]	=	$0.00
(enter "0" if no fee is due):

6. Prepaid shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11,
1997, then report the amount of securities (number of shares or other units) deducted here:
__________. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):
$0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

$0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:
☐ Wire Transfer
☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Allan Shaer

	Allan Shaer	Principal Financial Officer, Victory Portfolios

Date	March 15, 2021

* Please print the name and title of the signing officer below the signature.